Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

September 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.4%

Security	Shares	Value
Aerospace & Defense — 2.3%
Airbus SE(1)	65,410	$8,492,085
General Dynamics Corp.(1)	6,866	1,254,624
L3Harris Technologies, Inc.(1)	7,755	1,618,003
Northrop Grumman Corp.(1)	13,028	4,882,764
Raytheon Co.(1)	26,521	5,203,155
Rolls-Royce Holdings PLC	156,584	1,521,501
Textron, Inc.(1)	30,061	1,471,787

		$24,443,919

Air Freight & Logistics — 0.3%
Deutsche Post AG(1)	61,060	$2,034,837
Expeditors International of Washington, Inc.(1)	16,714	1,241,683

		$3,276,520

Airlines — 0.0%(2)
International Consolidated Airlines Group SA	65,562	$382,649

		$382,649

Auto Components — 0.7%
Aisin Seiki Co., Ltd.	10,200	$322,487
Cie Generale des Etablissements Michelin SCA(1)	26,277	2,925,761
Denso Corp.	55,400	2,447,981
Toyota Industries Corp.	6,400	369,530
Yokohama Rubber Co., Ltd. (The)	75,500	1,517,309

		$7,583,068

Automobiles — 1.0%
Daimler AG(1)	132,059	$6,565,567
Honda Motor Co., Ltd.	24,800	649,374
Isuzu Motors, Ltd.	99,500	1,102,201
Mazda Motor Corp.	46,900	420,379
Toyota Motor Corp.	12,900	866,367
Volkswagen AG, PFC Shares	5,108	868,795

		$10,472,683

Banks — 4.9%
Banco Santander SA(1)	1,478,737	$6,016,714
Bank of America Corp.(1)	50,000	1,458,500
BNP Paribas SA(1)	75,132	3,652,685
Citigroup, Inc.	10,022	692,320
Credit Agricole SA(1)	243,088	2,942,285
Danske Bank A/S(1)	72,886	1,014,017
Fifth Third Bancorp(1)	67,006	1,834,624
HSBC Holdings PLC(1)	834,578	6,394,750
Huntington Bancshares, Inc.(1)	217,053	3,097,346
ING Groep NV(1)	418,145	4,368,247
Intesa Sanpaolo SpA	2,079,278	4,925,434
JPMorgan Chase & Co.(1)	47,825	5,628,524

Security	Shares	Value
KBC Group NV	22,722	$1,475,824
KeyCorp(1)	208,919	3,727,115
Lloyds Banking Group PLC	927,572	614,905
PNC Financial Services Group, Inc. (The)(1)	6,406	897,865
Shinsei Bank, Ltd.	31,400	459,138
SunTrust Banks, Inc.(1)	19,446	1,337,885
Wells Fargo & Co.(1)	51,808	2,613,196

		$53,151,374

Beverages — 1.6%
Coca-Cola Co. (The)(1)	24,571	$1,337,645
Constellation Brands, Inc., Class A(1)	29,994	6,217,156
Heineken Holding NV	24,773	2,464,658
Heineken NV	7,692	830,829
Kirin Holdings Co., Ltd.	59,000	1,255,509
PepsiCo, Inc.(1)	32,854	4,504,284
Takara Holdings, Inc.	20,500	203,644

		$16,813,725

Biotechnology — 2.6%
AbbVie, Inc.(1)	26,528	$2,008,700
Amgen, Inc.(1)	38,804	7,508,962
BioMarin Pharmaceutical, Inc.(1)(3)	19,589	1,320,299
Celgene Corp.(1)(3)	89,074	8,845,048
Gilead Sciences, Inc.(1)	138,508	8,778,637

		$28,461,646

Building Products — 0.6%
Daikin Industries, Ltd.	51,700	$6,818,669

		$6,818,669

Capital Markets — 1.1%
CME Group, Inc.	2,281	$482,067
Moody’s Corp.(1)	12,481	2,556,483
Morgan Stanley(1)	35,092	1,497,376
S&P Global, Inc.(1)	13,842	3,391,013
Schroders PLC(1)	42,659	1,612,461
St. James’s Place PLC(1)	209,534	2,520,204

		$12,059,604

Chemicals — 3.3%
AdvanSix, Inc.(1)(3)	1,261	$32,433
Air Liquide SA	21,346	3,037,964
Air Products and Chemicals, Inc.(1)	30,132	6,685,085
Akzo Nobel NV	9,696	863,939
BASF SE(1)	85,712	5,992,819
Corteva, Inc.(3)	4,706	131,768
Daicel Corp.(1)	51,000	433,883
Dow, Inc.(3)	4,706	224,241
DuPont de Nemours, Inc.	4,706	335,585
Eastman Chemical Co.(1)	20,943	1,546,222
Johnson Matthey PLC(1)	77,449	2,909,052
Linde PLC(1)(3)	37,750	7,326,983
Mitsubishi Gas Chemical Co., Inc.	23,700	318,762
Nitto Denko Corp.	34,900	1,691,085
Shin-Etsu Chemical Co., Ltd.	22,800	2,453,516

Security	Shares	Value
Sumitomo Chemical Co., Ltd.	25,000	$112,869
Toray Industries, Inc.	56,000	417,057
Tosoh Corp.	86,500	1,152,339

		$35,665,602

Commercial Services & Supplies — 0.4%
Rentokil Initial PLC	97,214	$558,926
SECOM Co., Ltd.	31,800	2,909,886
Waste Management, Inc.(1)	10,662	1,226,130

		$4,694,942

Communications Equipment — 1.4%
Cisco Systems, Inc.(1)	290,093	$14,333,495
Nokia Oyj	150,615	760,651

		$15,094,146

Construction & Engineering — 0.2%
Ferrovial SA	86,137	$2,488,776

		$2,488,776

Construction Materials — 0.2%
CRH PLC	62,332	$2,139,494

		$2,139,494

Consumer Finance — 0.4%
American Express Co.(1)	31,280	$3,699,799
Navient Corp.(1)	50,603	647,718

		$4,347,517

Containers & Packaging — 0.1%
Sealed Air Corp.	13,286	$551,502

		$551,502

Distributors — 0.2%
LKQ Corp.(1)(3)	53,930	$1,696,099

		$1,696,099

Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)(3)	16,654	$3,464,365
Groupe Bruxelles Lambert SA	4,239	406,894
Investor AB, Class B	56,000	2,734,887
ORIX Corp.	41,300	617,806

		$7,223,952

Diversified Telecommunication Services — 1.2%
AT&T, Inc.(1)	14,413	$545,388
Deutsche Telekom AG(1)	330,276	5,539,722
Orange SA	250,144	3,915,240
Telefonica SA	80,000	611,291
United Internet AG	32,975	1,175,049
Verizon Communications, Inc.(1)	29,046	1,753,217

		$13,539,907

Electric Utilities — 1.0%
Acciona SA	8,786	$929,852
Edison International(1)	19,359	1,460,056
Iberdrola SA(1)	861,510	8,954,334

		$11,344,242

Security	Shares	Value
Electrical Equipment — 0.7%
ABB, Ltd.(1)	185,511	$3,648,237
Fujikura, Ltd.	69,000	265,729
Legrand SA(1)	47,726	3,404,625

		$7,318,591

Electronic Equipment, Instruments & Components — 1.1%
Alps Alpine Co., Ltd.	113,800	$2,136,887
Corning, Inc.	19,975	569,687
Halma PLC	50,000	1,210,271
Kyocera Corp.	33,800	2,107,449
Taiyo Yuden Co., Ltd.	89,800	2,202,327
TDK Corp.	40,200	3,633,959

		$11,860,580

Energy Equipment & Services — 0.0%(2)
Apergy Corp.(3)	3,712	$100,410

		$100,410

Entertainment — 1.9%
Electronic Arts, Inc.(1)(3)	53,174	$5,201,481
Konami Holdings Corp.	5,500	266,440
Netflix, Inc.(1)(3)	21,000	5,620,020
Vivendi SA	80,000	2,189,020
Walt Disney Co. (The)(1)	53,917	7,026,463

		$20,303,424

Equity Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.(1)	17,793	$3,934,566
British Land Co. PLC (The)	233,180	1,677,449
Simon Property Group, Inc.(1)	19,951	3,105,373

		$8,717,388

Food & Staples Retailing — 0.7%
FamilyMart Co., Ltd.	34,400	$840,507
Seven & i Holdings Co., Ltd.	44,200	1,693,977
Tesco PLC	890,919	2,633,975
Walmart, Inc.(1)	18,421	2,186,204

		$7,354,663

Food Products — 3.1%
Mondelez International, Inc., Class A(1)	188,792	$10,443,973
Nestle SA(1)	203,470	22,067,228
Nippon Suisan Kaisha, Ltd.	51,500	291,883
Nissin Foods Holdings Co., Ltd.	11,700	847,911
Toyo Suisan Kaisha, Ltd.	5,000	200,784

		$33,851,779

Gas Utilities — 0.1%
Italgas SpA	35,014	$225,951
Snam SpA	175,073	884,334

		$1,110,285

Health Care Equipment & Supplies — 1.3%
Abbott Laboratories(1)	97,371	$8,147,031
Alcon, Inc.(3)	30,956	1,805,659
Olympus Corp.	27,600	373,922
Terumo Corp.	112,600	3,643,536

		$13,970,148

Security	Shares	Value
Health Care Providers & Services — 1.3%
CVS Health Corp.(1)	71,786	$4,527,543
McKesson Corp.(1)	16,774	2,292,335
UnitedHealth Group, Inc.(1)	34,811	7,565,126

		$14,385,004

Hotels, Restaurants & Leisure — 0.7%
Accor SA	26,214	$1,092,690
Six Flags Entertainment Corp.(1)	29,121	1,479,056
Whitbread PLC	11,872	626,594
Yum! Brands, Inc.(1)	42,716	4,845,276

		$8,043,616

Household Durables — 0.6%
Barratt Developments PLC(1)	263,198	$2,095,223
Casio Computer Co., Ltd.	63,200	983,543
PulteGroup, Inc.(1)	70,920	2,592,126
Sekisui Chemical Co., Ltd.	61,000	949,287

		$6,620,179

Household Products — 0.7%
Clorox Co. (The)(1)	13,090	$1,987,978
Henkel AG & Co. KGaA, PFC Shares	18,309	1,811,659
Kimberly-Clark Corp.(1)	6,527	927,160
Procter & Gamble Co. (The)	4,074	506,724
Reckitt Benckiser Group PLC	20,566	1,605,781
Unicharm Corp.	37,200	1,182,365

		$8,021,667

Industrial Conglomerates — 2.0%
3M Co.(1)	18,736	$3,080,198
Honeywell International, Inc.(1)	31,549	5,338,091
Nisshinbo Holdings, Inc.	109,000	853,019
Siemens AG(1)	113,166	12,113,866

		$21,385,174

Insurance — 4.0%
Ageas	22,500	$1,247,290
Allianz SE(1)	62,906	14,642,750
Allstate Corp. (The)(1)	14,927	1,622,266
Chubb, Ltd.(1)	7,404	1,195,302
Cincinnati Financial Corp.(1)	23,801	2,776,863
Hartford Financial Services Group, Inc. (The)(1)	20,077	1,216,867
Lincoln National Corp.(1)	17,183	1,036,478
Marsh & McLennan Cos., Inc.(1)	33,742	3,375,887
MetLife, Inc.(1)	27,893	1,315,434
MS&AD Insurance Group Holdings, Inc.	37,200	1,209,154
Principal Financial Group, Inc.(1)	17,247	985,494
Prudential Financial, Inc.(1)	13,233	1,190,308
Prudential PLC(1)	286,752	5,196,296
SCOR SE(1)	63,370	2,616,385
Swiss Life Holding AG(1)	8,264	3,951,019

		$43,577,793

Security	Shares	Value
Interactive Media & Services — 5.6%
Alphabet, Inc., Class A(1)(3)	17,402	$21,250,278
Alphabet, Inc., Class C(1)(3)	14,181	17,286,639
Facebook, Inc., Class A(1)(3)	125,002	22,260,356

		$60,797,273

Internet & Direct Marketing Retail — 4.3%
Amazon.com, Inc.(1)(3)	21,780	$37,808,120
Booking Holdings, Inc.(1)(3)	3,947	7,746,422
Ocado Group PLC(1)(3)	44,101	717,331

		$46,271,873

IT Services — 2.8%
Amadeus IT Group SA	24,489	$1,754,676
Atos SE	13,728	966,305
Capgemini SE(1)	34,597	4,073,837
Cognizant Technology Solutions Corp., Class A(1)	59,444	3,582,393
Fidelity National Information Services, Inc.(1)	44,273	5,877,683
Indra Sistemas SA(3)	58,122	503,230
Mastercard, Inc., Class A(1)	16,997	4,615,875
Nomura Research Institute, Ltd.	24,300	485,561
NTT Data Corp.	62,200	807,264
Obic Co., Ltd.	7,300	836,519
Otsuka Corp.	15,600	624,336
PayPal Holdings, Inc.(1)(3)	52,937	5,483,744
Perspecta, Inc.(1)	2,147	56,080
Worldline SA(3)(4)	2,251	141,805

		$29,809,308

Leisure Products — 0.3%
Hasbro, Inc.(1)	21,651	$2,569,757
Yamaha Corp.	6,800	306,579

		$2,876,336

Life Sciences Tools & Services — 0.5%
PerkinElmer, Inc.(1)	6,547	$557,608
Thermo Fisher Scientific, Inc.(1)	17,359	5,056,156

		$5,613,764

Machinery — 1.3%
Dover Corp.	7,424	$739,133
Ebara Corp.	25,500	685,186
FANUC Corp.	23,827	4,503,862
Kawasaki Heavy Industries, Ltd.	3,100	69,120
Komatsu, Ltd.	29,200	673,345
Makita Corp.	13,400	425,229
NSK, Ltd.	6,000	50,850
Parker-Hannifin Corp.(1)	7,147	1,290,820
SMC Corp.	1,900	816,673
Snap-on, Inc.(1)	6,143	961,625
Stanley Black & Decker, Inc.(1)	24,657	3,560,717

		$13,776,560

Media — 1.7%
Charter Communications, Inc., Class A(1)(3)	9,419	$3,881,758
Comcast Corp., Class A(1)	306,953	13,837,441

Security	Shares	Value
Dentsu, Inc.	9,900	$350,065
Hakuhodo DY Holdings, Inc.	20,900	303,690

		$18,372,954

Metals & Mining — 1.0%
Glencore PLC	1,472,251	$4,436,698
Mitsubishi Materials Corp.	8,000	216,868
Rio Tinto PLC(1)	127,078	6,605,839

		$11,259,405

Multi-Utilities — 0.9%
CMS Energy Corp.(1)	109,509	$7,003,101
Engie SA	62,752	1,024,249
NiSource, Inc.(1)	42,420	1,269,206
Veolia Environnement SA	37,663	954,064

		$10,250,620

Multiline Retail — 0.5%
Isetan Mitsukoshi Holdings, Ltd.	62,132	$497,571
Next PLC(1)	41,584	3,161,023
Target Corp.(1)	15,229	1,628,132

		$5,286,726

Oil, Gas & Consumable Fuels — 3.8%
BP PLC(1)	1,013,220	$6,414,451
Chevron Corp.(1)	48,859	5,794,677
Eni SpA(1)	351,386	5,370,853
Exxon Mobil Corp.(1)	21,891	1,545,724
Idemitsu Kosan Co., Ltd.	6,200	175,909
Marathon Petroleum Corp.(1)	27,916	1,695,897
Phillips 66(1)	36,105	3,697,152
Royal Dutch Shell PLC, Class A(1)	189,507	5,557,849
Royal Dutch Shell PLC, Class B	50,645	1,496,835
Total SA(1)	185,656	9,666,504

		$41,415,851

Paper & Forest Products — 0.1%
Mondi PLC	38,326	$733,843
Oji Holdings Corp.	13,000	61,035

		$794,878

Personal Products — 2.0%
Estee Lauder Cos., Inc. (The), Class A(1)	25,480	$5,069,246
Kao Corp.(1)	49,454	3,668,343
Unilever NV(1)	193,140	11,597,555
Unilever PLC	15,759	947,147

		$21,282,291

Pharmaceuticals — 6.7%
Astellas Pharma, Inc.	215,900	$3,088,268
AstraZeneca PLC(1)	97,424	8,698,893
Bayer AG(1)	26,130	1,840,938
Chugai Pharmaceutical Co., Ltd.	74,700	5,837,592
Eisai Co., Ltd.	13,646	697,133
Eli Lilly & Co.(1)	13,232	1,479,735
Johnson & Johnson(1)	15,601	2,018,457
Merck & Co., Inc.(1)	103,665	8,726,520

Security	Shares	Value
Novartis AG(1)	154,782	$13,433,057
Pfizer, Inc.	14,458	519,476
Roche Holding AG PC	51,091	14,875,883
Sanofi(1)	113,195	10,485,563
Takeda Pharmaceutical Co., Ltd.	13,262	455,094
UCB SA	9,177	665,813

		$72,822,422

Professional Services — 0.7%
Equifax, Inc.(1)	15,217	$2,140,575
Experian PLC(1)	85,608	2,737,666
Recruit Holdings Co., Ltd.	12,500	381,919
Robert Half International, Inc.(1)	30,884	1,719,004
Wolters Kluwer NV	961	70,119

		$7,049,283

Real Estate Management & Development — 0.5%
Capital & Counties Properties PLC	189,600	$548,267
CBRE Group, Inc., Class A(1)(3)	37,761	2,001,711
Daito Trust Construction Co., Ltd.	6,300	806,894
Heiwa Real Estate Co., Ltd.	34,400	772,392
Sumitomo Realty & Development Co., Ltd.	23,000	878,049

		$5,007,313

Road & Rail — 1.1%
Central Japan Railway Co.	3,400	$701,112
CSX Corp.(1)	110,014	7,620,670
East Japan Railway Co.	2,900	277,305
Kansas City Southern(1)	15,468	2,057,399
Keio Corp.	15,200	949,109

		$11,605,595

Semiconductors & Semiconductor Equipment — 4.6%
ASML Holding NV	24,353	$6,039,872
Infineon Technologies AG	35,000	628,836
Intel Corp.(1)	280,224	14,439,943
Marvell Technology Group, Ltd.(1)	84,177	2,101,900
Maxim Integrated Products, Inc.	18,000	1,042,380
NXP Semiconductors NV(1)	40,985	4,472,283
STMicroelectronics NV	35,000	677,312
Texas Instruments, Inc.(1)	89,785	11,603,813
Tokyo Electron, Ltd.	41,300	7,934,713
Versum Materials, Inc.(1)	16,211	858,048

		$49,799,100

Software — 5.9%
Citrix Systems, Inc.(1)	33,243	$3,208,614
Dassault Systemes SE	4,200	598,316
LogMeIn, Inc.	5,861	415,897
Micro Focus International PLC	32,643	458,706
Microsoft Corp.(1)	351,743	48,902,829
Oracle Corp.(1)	107,688	5,926,071
Sage Group PLC (The)	313,890	2,667,486
salesforce.com, Inc.(3)	4,000	593,760
Trend Micro, Inc.	14,097	673,673

		$63,445,352

Security	Shares	Value
Specialty Retail — 2.5%
Fast Retailing Co., Ltd.	24,500	$14,615,459
Fnac Darty SA(3)	922	58,238
Home Depot, Inc. (The)(1)	21,311	4,944,578
Lowe’s Cos., Inc.(1)	50,810	5,587,068
Tiffany & Co.(1)	19,173	1,775,995
USS Co., Ltd.	27,200	529,706

		$27,511,044

Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.(1)	208,603	$46,720,814
Canon, Inc.	19,100	510,775
Hewlett Packard Enterprise Co.(1)	78,955	1,197,747
HP, Inc.(1)	39,615	749,516

		$49,178,852

Textiles, Apparel & Luxury Goods — 2.6%
adidas AG	13,921	$4,333,184
Asics Corp.	20,000	343,006
Hermes International	1,733	1,196,946
Kering(1)	8,281	4,219,872
LVMH Moet Hennessy Louis Vuitton SE(1)	32,072	12,724,875
NIKE, Inc., Class B(1)	52,928	4,970,998

		$27,788,881

Tobacco — 1.6%
British American Tobacco PLC(1)	211,393	$7,806,790
Imperial Brands PLC(1)	143,738	3,227,804
Japan Tobacco, Inc.	76,500	1,676,087
Philip Morris International, Inc.(1)	64,219	4,876,149

		$17,586,830

Trading Companies & Distributors — 0.5%
Ferguson PLC	45,384	$3,312,157
Marubeni Corp.	20,000	133,379
Mitsubishi Corp.	32,700	805,169
Sumitomo Corp.	96,700	1,513,883

		$5,764,588

Transportation Infrastructure — 0.1%
Aeroports de Paris	6,667	$1,185,864

		$1,185,864

Wireless Telecommunication Services — 1.1%
KDDI Corp.	138,800	$3,621,671
SoftBank Group Corp.	174,196	6,873,846
Vodafone Group PLC	715,000	1,424,497

		$11,920,014

Total Common Stocks — 100.4% (identified cost $412,772,783)		$1,087,343,714

Security	Shares	Value
Total Investments — 100.4% (identified cost $412,772,783)		$1,087,343,714

Total Written Call Options — (1.0)% (premiums received $14,040,290)		$(10,871,257)

Other Assets, Less Liabilities — 0.6%		$6,108,136

Net Assets — 100.0%		$1,082,580,593

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Amount is less than 0.05%.

(3)	Non-income producing security.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2019, the aggregate value of these securities is $141,805 or less than 0.05% of the Fund’s net assets.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	54.7%	$594,257,291
Japan	11.0	119,856,709
United Kingdom	8.5	92,130,670
France	7.5	81,565,178
Switzerland	5.5	59,781,083
Germany	5.3	57,548,022
Netherlands	2.8	30,707,502
Spain	2.0	21,641,522
Italy	1.1	12,083,884
Ireland	0.9	9,466,477
Belgium	0.3	3,795,821
Sweden	0.2	2,734,887
Denmark	0.1	1,014,017
Finland	0.1	760,651

Total Investments	100.0%	$1,087,343,714

Written Call Options — (1.0)%

Exchange-Traded Options — (1.0)%

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	1,350	EUR	48,187,575	EUR	3,500	10/4/19	$(1,040,780)
Dow Jones Euro Stoxx 50 Index	1,340	EUR	47,830,630	EUR	3,550	10/11/19	(589,786)
Dow Jones Euro Stoxx 50 Index	1,380	EUR	49,258,410	EUR	3,550	10/18/19	(763,236)
Dow Jones Euro Stoxx 50 Index	1,350	EUR	48,187,575	EUR	3,550	10/25/19	(858,350)
FTSE 100 Index	540	GBP	40,004,334	GBP	7,350	10/18/19	(707,559)
FTSE 100 Index	530	GBP	39,263,513	GBP	7,400	10/18/19	(491,622)
NASDAQ 100 Index	37	USD	28,672,961	USD	7,800	10/2/19	(61,975)
NASDAQ 100 Index	36	USD	27,898,016	USD	7,850	10/4/19	(55,620)
NASDAQ 100 Index	36	USD	27,898,016	USD	7,900	10/9/19	(67,680)
NASDAQ 100 Index	36	USD	27,898,016	USD	7,900	10/11/19	(104,580)
NASDAQ 100 Index	36	USD	27,898,016	USD	7,925	10/16/19	(127,980)
NASDAQ 100 Index	36	USD	27,898,016	USD	7,950	10/18/19	(120,240)
NASDAQ 100 Index	37	USD	28,672,961	USD	7,800	10/23/19	(429,570)
NASDAQ 100 Index	36	USD	27,898,016	USD	7,850	10/25/19	(365,760)
Nikkei 225 Index	145	JPY	3,154,596,800	JPY	21,250	10/4/19	(728,729)
Nikkei 225 Index	140	JPY	3,045,817,600	JPY	21,750	10/11/19	(315,552)
Nikkei 225 Index	140	JPY	3,045,817,600	JPY	22,000	10/18/19	(233,107)
Nikkei 225 Index	145	JPY	3,154,596,800	JPY	22,000	10/25/19	(301,530)
S&P 500 Index	96	USD	28,576,704	USD	2,950	10/2/19	(311,040)
S&P 500 Index	96	USD	28,576,704	USD	2,975	10/4/19	(185,760)
S&P 500 Index	95	USD	28,279,030	USD	2,985	10/7/19	(151,525)
S&P 500 Index	95	USD	28,279,030	USD	3,000	10/9/19	(114,950)
S&P 500 Index	95	USD	28,279,030	USD	3,015	10/11/19	(90,725)
S&P 500 Index	95	USD	28,279,030	USD	2,990	10/14/19	(226,575)
S&P 500 Index	95	USD	28,279,030	USD	3,000	10/16/19	(204,250)
S&P 500 Index	94	USD	27,981,356	USD	3,015	10/18/19	(158,390)
S&P 500 Index	95	USD	28,279,030	USD	2,985	10/21/19	(329,175)
S&P 500 Index	94	USD	27,981,356	USD	2,985	10/23/19	(351,090)
S&P 500 Index	95	USD	28,279,030	USD	2,975	10/25/19	(445,075)
S&P 500 Index	94	USD	27,981,356	USD	2,980	10/28/19	(444,620)
SMI Index	440	CHF	44,344,608	CHF	10,050	10/18/19	(494,426)

Total							$(10,871,257)

Abbreviations:

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

Currency Abbreviations:

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

USD	-	United States Dollar

At September 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At September 30, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $10,871,257.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$98,663,041	$26,270,531	$—	$124,933,572
Consumer Discretionary	77,643,627	66,506,878	—	144,150,505
Consumer Staples	38,056,519	66,854,436	—	104,910,955
Energy	12,833,860	28,682,401	—	41,516,261
Financials	51,741,095	68,619,145	—	120,360,240
Health Care	69,351,633	65,901,351	—	135,252,984
Industrials	45,406,378	64,784,752	—	110,191,130
Information Technology	176,752,572	42,434,766	—	219,187,338
Materials	9,506,836	40,904,045	—	50,410,881
Real Estate	9,041,650	4,683,051	—	13,724,701
Utilities	9,732,363	12,972,784	—	22,705,147
Total Common Stocks	$598,729,574	$488,614,140 *	$—	$1,087,343,714
Total Investments	$598,729,574	$488,614,140	$—	$1,087,343,714

Liability Description
Written Call Options	$(4,346,580)	$(6,524,677)	$—	$(10,871,257)
Total	$(4,346,580)	$(6,524,677)	$—	$(10,871,257)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.